Commitments and contingencies - Summary of Contractual Obligations (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Contractual Obligations [Line Items]
Lease liabilities	€ 19,309	€ 18,566
Other Lease Obligations	2,726	5,002
Total	22,035	23,568
Less than 1year [Member]
Disclosure Of Contractual Obligations [Line Items]
Lease liabilities	3,700	3,613
Other Lease Obligations	500	637
Total	4,200	4,250
1 - 3 years [Member]
Disclosure Of Contractual Obligations [Line Items]
Lease liabilities	5,205	5,045
Other Lease Obligations	1,090	1,424
Total	6,295	6,469
3 - 5 years [Member]
Disclosure Of Contractual Obligations [Line Items]
Lease liabilities	3,890	3,872
Other Lease Obligations	1,136	1,521
Total	5,026	5,393
More than 5 years [Member]
Disclosure Of Contractual Obligations [Line Items]
Lease liabilities	6,514	6,036
Other Lease Obligations	0	1,420
Total	€ 6,514	€ 7,456